Fair value measurements and financial risk management - Narrative (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) note	Dec. 31, 2022 USD ($)	Dec. 29, 2023 USD ($) installment	Mar. 21, 2023 USD ($)	Jan. 18, 2022 USD ($)	Dec. 15, 2021
Fair value measurements and financial risk management
Transfers between fair value levels		$ 0	$ 0
Notes payable, gross		607,456,000
Carrying value
Fair value measurements and financial risk management
Debt, fair value		587,800,000	622,700,000
Fair value
Fair value measurements and financial risk management
Debt, fair value		530,900,000	563,500,000
Foreign exchange rates | Hedging instrument
Fair value measurements and financial risk management
Notional amount		0	0
Senior Secured Notes – 2026
Fair value measurements and financial risk management
Gross proceeds	$ 475,000,000
Notes payable, gross		$ 475,000,000	475,000,000
Interest rate							8.00%
Bloom Notes
Fair value measurements and financial risk management
Number of notes | note		3
Principal amount						$ 160,000,000
Bloom Notes – 2023
Fair value measurements and financial risk management
Principal amount						$ 50,000,000
Notes payable, gross		$ 0	50,000,000		$ 44,000,000
Interest rate						6.00%
Bloom Notes – 2024
Fair value measurements and financial risk management
Principal amount						$ 50,000,000
Notes payable, gross		47,500,000	50,000,000	$ 47,500,000	$ 46,000,000
Interest rate						6.00%
Bloom Notes - 2024, Conversion Amount
Fair value measurements and financial risk management
Notes payable, gross				16,500,000
Bloom Notes – 2025
Fair value measurements and financial risk management
Principal amount						$ 60,000,000
Notes payable, gross		$ 60,000,000	$ 60,000,000
Interest rate						4.00%
Bloom Notes - 2024, Installment Amount
Fair value measurements and financial risk management
Notes payable, gross				$ 31,000,000
Number of monthly installments | installment				10
Interest rate				10.00%
Tryke | First anniversary | Risk free interest rate
Fair value measurements and financial risk management
Contingent consideration, measurement input		0.182
Tryke | Second anniversary | Risk free interest rate
Fair value measurements and financial risk management
Contingent consideration, measurement input		0.180
Tryke | Third anniversary | Risk free interest rate
Fair value measurements and financial risk management
Contingent consideration, measurement input		0.178
EMMAC | Regulatory approval for recreational cannabis
Fair value measurements and financial risk management
Contingent consideration, measurement input		0.131	0.116
EMMAC | Revenue targets in the U.K. market
Fair value measurements and financial risk management
Contingent consideration, measurement input			0.112
Four20 | Second tranche of share issue | Discount rate
Fair value measurements and financial risk management
Debt, measurement input		0.135